LONG-TERM DEBT - LMA Income Series, LP and LMA Income Series, GP LLC Secured Borrowing (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) option	Dec. 31, 2022 USD ($) option	Dec. 31, 2021 USD ($)
Fair value
Debt Instrument [Line Items]
Long-term debt, fair value		$ 28,249,653	$ 0
LMATT Income Series, LP | Secured borrowing
Debt Instrument [Line Items]
Debt instrument term	3 years	3 years
Debt Instrument extension options | option	2	2
Debt instrument extension term	1 year	1 year
Dividend percentage	6.50%	6.50%
Return rate in excess of minimum internal rate of return	25.00%
Minimum internal rate of return threshold	6.50%	6.50%
Internal rate of return cap	9.00%
Net internal rate of return at cap	15.00%	15.00%
Return Rate in excess of capped internal rate of return threshold		25.00%
LMATT Income Series, LP | Secured borrowing | Fair value
Debt Instrument [Line Items]
Long-term debt, fair value	$ 22,242,291	$ 17,428,349	$ 0
LMATT Income Series, LP | Secured borrowing | General Partner
Debt Instrument [Line Items]
Return rate in excess of minimum internal rate of return	75.00%	75.00%
Minimum internal rate of return threshold	6.50%	6.50%
LMATT Income Series, LP | Secured borrowing | Limited Partner
Debt Instrument [Line Items]
Internal rate of return cap	15.00%	15.00%
Return Rate in excess of capped internal rate of return threshold	100.00%	100.00%